                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      June 30, 2000
                                                   -------------

Check here if Amendment   [X]             Amendment Number :     2
                                                               -----
   This Amendment (Check only one): [X]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          -----------------------------------------
Title:    President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

          /s/ William C. Crowley           Greenwich, CT           August 14, 2002
          -------------------------      ------------------       ------------------
           (Signature)                   (City, State)                 (Date)

Report Type (Check only one):

   [X]    13F HOLDINGS REPORTS   (Check here if all holdings of this reporting
          manager are reported in this report)

   [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     60
Form 13F Information Table Value Total:             $2,808,880
                                                 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN             COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------   -------       -------------------  ----------  --------  --------------------
                                                      VALUE        SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000       PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------   -------       -------   ---  ----  ----------  --------  --------------------
AMR Corp                      Common    001765-10-6    16,331       617,736   SH          DEFINED             617,736
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AMR Corp                      Common    001765-10-6    30,775     1,164,064   SH           SOLE             1,164,064
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Anchor Gaming                 Common    033037-10-2     9,719       202,744   SH          DEFINED             202,744
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Anchor Gaming                 Common    033037-10-2    18,852       393,256   SH           SOLE               393,256
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AutoNation, Inc.              Common    05329W-10-2    45,629     6,460,772   SH          DEFINED           6,460,772
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AutoNation, Inc.              Common    05329W-10-2    81,551    11,547,028   SH           SOLE            11,547,028
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Autozone Inc.                 Common    053332-10-2   241,698    10,926,317   SH          DEFINED          10,926,317
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Autozone Inc.                 Common    053332-10-2   237,052    10,775,083   SH           SOLE            10,775,083
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Best Foods                    Common    08658U-10-1    34,490       498,046   SH          DEFINED             498,046
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Best Foods                    Common    08658U-10-1    61,615       889,754   SH           SOLE               889,754
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Centex Corp.                  Common    152312-10-4     3,066       130,473   SH          DEFINED             130,473
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Centex Corp.                  Common    152312-10-4     5,453       232,027   SH           SOLE               232,027
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Deluxe Corp.                  Common    248019-10-1    45,274     1,921,480   SH          DEFINED           1,921,480
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Deluxe Corp.                  Common    248019-10-1    80,514     3,417,020   SH           SOLE             3,417,020
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Dow Jones & Co. Inc.          Common    260561-10-5    21,358       291,588   SH          DEFINED             291,588
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Dow Jones & Co. Inc.          Common    260561-10-5    38,018       519,012   SH           SOLE               519,012
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Dress Barn Inc.               Common    261570-10-5     6,105       277,519   SH          DEFINED             277,519
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Dress Barn Inc.               Common    261570-10-5    11,189       508,581   SH           SOLE               508,581
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Footstar Inc.                 Common    344912-10-0    38,744     1,165,225   SH          DEFINED           1,165,225
----------------------------------------------------------------------------------------------------------------------------------
Footstar Inc.                 Common    344912-10-0   107,134     3,222,075   SH          SOLE             3,222,075
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General Motors Corp.          Common    370442-10-5   149,169     2,270,883   SH         DEFINED           2,270,883
----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.          Common    370442-10-5   111,930     1,927,745   SH          SOLE             1,927,745
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Georgia Gulf Corp             Common    373200-20-3     5,960       286,369   SH         DEFINED             286,369
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Georgia Gulf Corp             Common    373200-20-3    10,580       508,350   SH          SOLE               508,350
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Gtech Holdings Corp.          Common    400518-10-6    22,545       993,733   SH         DEFINED             993,733
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Gtech Holdings Corp.          Common    400518-10-6    40,093     1,767,167   SH          SOLE             1,767,167
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Hillenbrand Industries        Common    431573-10-4    15,886       507,331   SH         DEFINED             507,331
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Hillenbrand Industries        Common    431573-10-4    30,475       973,269   SH          SOLE               973,269
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HR Block Inc.                 Common    093671-10-5    11,364       351,011   SH         DEFINED             351,011
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HR Block Inc.                 Common    093671-10-5    20,166       622,889   SH          SOLE               622,889
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International Game
  Technology                  Common    459902-10-2     2,351        88,727   SH         DEFINED              88,727
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International Game
  Technology                  Common    459902-10-2     4,173       157,473   SH          SOLE               157,473
----------------------------------------------------------------------------------------------------------------------------------
JC Penney Company Inc.        Common    708160-10-6    18,680     1,013,184   SH         DEFINED           1,013,184
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JC Penney Company Inc.        Common    708160-10-6    33,221     1,801,816   SH          SOLE             1,801,816
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Liz Claiborne Inc.            Common    539320-10-1    52,325     1,484,382   SH         DEFINED           1,484,382
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Liz Claiborne Inc.            Common    539320-10-1    93,236     2,644,994   SH          SOLE             2,644,994
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McKesson Corp                 Common    581557-10-5   312,140    14,908,196   SH         DEFINED          14,908,196
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McKesson Corp                 Common    581557-10-5   184,183     8,796,799   SH          SOLE             8,796,799
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Office Depot Inc.             Common    676220-10-6    28,918     4,626,870   SH         DEFINED           4,626,870
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Office Depot Inc.             Common    676220-10-6    51,493     8,238,930   SH          SOLE             8,238,930
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Payless ShoeSource Inc.       Common    704379-10-6    68,981     1,345,959   SH         DEFINED           1,345,959
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Payless ShoeSource Inc.       Common    704379-10-6   154,382     3,012,341   SH          SOLE             3,012,341
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Russ Berrie & Co.             Common    782233-10-0     4,468       232,130   SH         DEFINED             232,130
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Russ Berrie & Co.             Common    782233-10-0     7,973       414,170   SH          SOLE               414,170
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Sabre Holdings Corp.          Common    785905-10-0     5,100       178,940   SH         DEFINED             178,940
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Sabre Holdings Corp.          Common    785905-10-0     9,122       320,060   SH          SOLE               320,060
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Southdown Inc.                Common    841297-10-4    23,420       405,538   SH         DEFINED             405,538
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Southdown Inc.                Common    841297-10-4    41,647       721,162   SH          SOLE               721,162
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Stanley Works                 Common    854616-10-9     9,325       392,609   SH         DEFINED             392,609
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Stanley Works                 Common    854616-10-9    16,589       698,491   SH          SOLE               698,491
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Tricon Global Restaurants     Common    895953-10-7     7,044       249,339   SH         DEFINED             249,339
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Tricon Global Restaurants     Common    895953-10-7    12,556       444,464   SH          SOLE               444,464
----------------------------------------------------------------------------------------------------------------------------------
UST Inc.                      Common    902911-10-6    10,117       688,788   SH         DEFINED             688,788
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UST Inc.                      Common    902911-10-6    18,800     1,280,012   SH          SOLE             1,280,012
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V F Corp.                     Common    918204-10-8       376        15,777   SH         DEFINED              15,777
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V F Corp.                     Common    918204-10-8       672        28,223   SH          SOLE                28,223
----------------------------------------------------------------------------------------------------------------------------------
Verio Inc                     Common    923433-10-6    26,473       477,114   SH         DEFINED             477,114
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Verio Inc                     Common    923433-10-6    47,083       848,586   SH          SOLE               848,586
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York Int'l Corp.              Common    986670-10-7     4,050       160,395   SH         DEFINED             160,395
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York Int'l Corp.              Common    986670-10-7     7,247       287,005   SH          SOLE               287,005
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